UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Franklin Templeton Global Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Templeton Hard Currency Fund	Principal Amount			Value
Foreign Government and Agency Securities 52.3%				
[a]Canada Treasury Bills,				
4/11/13	39,000,000	CAD	$	39,026,585
6/06/13	21,500,000	CAD		21,482,111
Government of Australia, senior bond, 6.50%, 5/15/13	22,100,000	AUD		23,283,897
[a]Norway Treasury Bill, 3/20/13	171,160,000	NOK		31,275,822
Province of Ontario, 4.75%, 6/02/13	17,700,000	CAD		17,954,619
[a]Singapore Treasury Bills,				
2/07/13	40,570,000	SGD		32,779,472
4/18/13	25,230,000	SGD		20,376,295
4/25/13	8,805,000	SGD		7,110,775
5/02/13	18,091,000	SGD		14,609,471
5/02/13	7,700,000	SGD		6,218,090
7/25/13	16,405,000	SGD		13,240,312
[a]Sweden Treasury Bill, 3/20/13	239,510,000	SEK		37,625,878
Total Foreign Government and Agency Securities (Cost $262,545,311)				264,983,327
	Shares			
Money Market Funds (Cost $230,824,678) 45.6%				
[b,c]Institutional Fiduciary Trust Money Market Portfolio	230,824,678			230,824,678
Total Investments (Cost $493,369,989) 97.9%				495,808,005
Other Assets, less Liabilities 2.1%				10,457,058
Net Assets 100.0%			$	506,265,063

[a]The security is traded on a discount basis with no stated coupon rate.

[b]Non-income producing.

[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Templeton Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	DBAB	Buy	18,440,940,000	$ 16,100,000	2/04/13	$ 845,292	$ -
South Korean Won	DBAB	Sell	18,440,940,000	16,935,384	2/04/13	100,186	-
South Korean Won	JPHQ	Buy	8,828,110,000	7,630,173	3/29/13	457,325	-
Malaysian Ringgit	HSBK	Buy	29,586,900	9,491,803	4/16/13	-	(17,704)
Mexican Peso	DBAB	Buy	163,075,428	12,096,866	4/16/13	638,179	-
South Korean Won	HSBK	Buy	39,309,200,000	33,849,307	4/16/13	2,127,209	-
Canadian Dollar	UBSW	Buy	2,746,830	2,746,281	4/19/13	2,675	-
Chilean Peso	DBAB	Buy	5,568,075,000	10,971,576	4/19/13	711,089	-
Indian Rupee	DBAB	Buy	336,544,000	6,056,217	4/22/13	156,019	-
Chilean Peso	DBAB	Buy	2,261,650,000	4,447,689	4/24/13	294,527	-
Singapore Dollar	CITI	Buy	22,335,150	18,300,000	4/30/13	-	(254,386)
Polish Zloty	DBAB	Buy	2,700,000	769,077	5/22/13	95,578	-
Mexican Peso	DBAB	Buy	91,836,169	6,384,872	6/13/13	746,162	-
Polish Zloty	DBAB	Buy	2,514,355	705,230	6/14/13	98,463	-
Malaysian Ringgit	DBAB	Buy	4,700,000	1,454,928	6/18/13	44,329	-
Malaysian Ringgit	DBAB	Buy	4,054,200	1,265,909	6/21/13	27,112	-
Polish Zloty	DBAB	Buy	6,900,000	1,954,674	6/27/13	248,515	-
Mexican Peso	DBAB	Buy	36,456,000	2,673,472	7/19/13	147,483	-
South Korean Won	DBAB	Buy	13,001,450,000	11,214,431	7/19/13	632,425	-
Polish Zloty	DBAB	Buy	1,800,000	509,698	7/22/13	63,877	-
Canadian Dollar	CITI	Buy	6,899,000	6,887,910	7/26/13	1,134	-
Malaysian Ringgit	HSBK	Buy	45,816,100	14,305,908	7/31/13	271,625	-
Mexican Peso	MSCO	Buy	73,028,700	5,300,000	8/06/13	341,201	-
South Korean Won	HSBK	Buy	3,297,000,000	2,878,722	8/19/13	121,462	-
Chilean Peso	JPHQ	Buy	1,667,700,000	3,328,743	8/20/13	122,040	-
Mexican Peso	JPHQ	Buy	43,066,100	3,180,775	8/20/13	141,513	-
South Korean Won	HSBK	Buy	14,582,700,000	12,682,814	8/20/13	586,506	-
Malaysian Ringgit	HSBK	Buy	10,167,700	3,205,959	8/22/13	25,177	-
New Israeli Shekel	DBAB	Buy	28,230,000	6,953,202	8/23/13	608,945	-
Polish Zloty	DBAB	Buy	4,402,925	1,314,071	8/27/13	85,206	-
Canadian Dollar	MSCO	Buy	6,620,069	6,551,929	11/13/13	41,403	-
South Korean Won	HSBK	Buy	3,800,610,000	3,452,903	12/03/13	-	(9,014)
South Korean Won	JPHQ	Buy	3,858,368,000	3,534,599	12/13/13	-	(39,622)
Malaysian Ringgit	DBAB	Buy	6,000,000	1,933,301	12/17/13	-	(38,677)
Polish Zloty	DBAB	Buy	7,000,000	2,173,576	1/28/14	27,632	-
South Korean Won	DBAB	Buy	18,440,940,000	16,676,560	2/04/14	-	(111,193)
Unrealized appreciation (depreciation)						9,810,289	(470,596)
Net unrealized appreciation (depreciation)						$ 9,339,693	

ABBREVIATIONS

Counterparty

CITI - Citigroup, Inc.

DBAB - Deutsche Bank AG

Franklin Templeton Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

HSBK - HSBC Bank PLC

JPHQ - JP Morgan Chase & Co.

MSCO - Morgan Stanley

UBSW - UBS AG

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

Franklin Templeton Hard Currency Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain financial instruments (derivatives) trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 493,693,640
Unrealized appreciation	$ 3,108,853
Unrealized depreciation	(994,488)
Net unrealized appreciation (depreciation)	$ 2,114,365

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities	$ -	$ 264,983,327	$ -	$ 264,983,327
Money Market Funds	230,824,678	-	-	230,824,678
Total Investments in Securities	$ 230,824,678	$ 264,983,327	$ -	$ 495,808,005
Forward Exchange Contracts	-	9,810,289	-	9,810,289
Liabilities:				
Forward Exchange Contracts	-	470,596	-	470,596

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on its financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration

Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 27, 2013